CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Accumulated Deficit [Member]	Additional Paid in Capital [Member]
Equity (Deficit), Beginning Balance (Predecessor [Member]) at Dec. 31, 2011	$ (27,185)	$ 0	$ 0	$ (27,185)
Equity (Deficit), Beginning Balance ( in shares) (Predecessor [Member]) at Dec. 31, 2011		0
Increase (Decrease) in Equity [Roll Forward]
Capital contributions | Predecessor [Member]	91	$ 0	0	91
Capital distributions | Predecessor [Member]	(1,988)	0	0	(1,988)
Net income (loss) | Predecessor [Member]	2,145	0	0	2,145
Equity (Deficit), Ending Balance (Predecessor [Member]) at Jul. 17, 2012	(26,937)	0	0	(26,937)
Equity (Deficit), Ending Balance (Successor [Member]) at Jul. 17, 2012	54,900	$ 0	0	54,900
Equity (Deficit), Ending Balance ( in shares) (Predecessor [Member]) at Jul. 17, 2012		0
Equity (Deficit), Ending Balance ( in shares) (Successor [Member]) at Jul. 17, 2012		0
Increase (Decrease) in Equity [Roll Forward]
Capital contributions | Successor [Member]	27,704	$ 0	0	27,704
Capital distributions | Successor [Member]	(3,413)	0	0	(3,413)
Net income (loss) | Successor [Member]	(9,487)	0	0	(9,487)
Equity (Deficit), Ending Balance (Successor [Member]) at Dec. 31, 2012	69,704	$ 0	0	69,704
Equity (Deficit), Ending Balance ( in shares) (Successor [Member]) at Dec. 31, 2012		0
Increase (Decrease) in Equity [Roll Forward]
Capital contributions | Successor [Member]	397,015	$ 0	0	397,015
Capital distributions | Successor [Member]	(28,838)	0	0	(28,838)
Net income (loss) | Successor [Member]	(30,046)	0	0	(30,046)
Net income (loss)	(30,046)
Equity (Deficit), Ending Balance (Successor [Member]) at Dec. 31, 2013	407,835	$ 0	0	407,835
Equity (Deficit), Ending Balance at Dec. 31, 2013	$ 407,835
Equity (Deficit), Ending Balance ( in shares) (Successor [Member]) at Dec. 31, 2013		0
Equity (Deficit), Ending Balance ( in shares) at Dec. 31, 2013	66,415,415
Increase (Decrease) in Equity [Roll Forward]
Capital contributions | Successor [Member]	$ 461,218	$ 0	0	461,218
Capital distributions | Successor [Member]	(158,980)	0	0	(158,980)
Net income (loss) | Successor [Member]	(36,964)	0	0	(36,964)
Effect of New Senior spin-off | Successor [Member]	0	$ 664	0	(664)
Effect of New Senior spin-off (in shares) | Successor [Member]		66,399,857
Equity (Deficit), Ending Balance (Successor [Member]) at Nov. 06, 2014	$ 673,109	$ 664	0	672,445
Equity (Deficit), Ending Balance ( in shares) (Successor [Member]) at Nov. 06, 2014		66,399,857
Equity (Deficit), Ending Balance ( in shares) at Nov. 06, 2014	66,399,857
Equity (Deficit), Beginning Balance (Successor [Member]) at Dec. 31, 2013	$ 407,835	$ 0	0	407,835
Equity (Deficit), Beginning Balance at Dec. 31, 2013	$ 407,835
Equity (Deficit), Beginning Balance ( in shares) (Successor [Member]) at Dec. 31, 2013		0
Equity (Deficit), Beginning Balance ( in shares) at Dec. 31, 2013	66,415,415
Increase (Decrease) in Equity [Roll Forward]
Net income (loss) | Successor [Member]	$ (46,403)
Net income (loss)	(46,403)
Equity (Deficit), Ending Balance (Successor [Member]) at Dec. 31, 2014	648,536	$ 664	(24,715)	672,587
Equity (Deficit), Ending Balance at Dec. 31, 2014	$ 648,536
Equity (Deficit), Ending Balance ( in shares) (Successor [Member]) at Dec. 31, 2014		66,415,415
Equity (Deficit), Ending Balance ( in shares) at Dec. 31, 2014	66,415,415
Equity (Deficit), Beginning Balance (Successor [Member]) at Nov. 06, 2014	$ 673,109	$ 664	0	672,445
Equity (Deficit), Beginning Balance ( in shares) (Successor [Member]) at Nov. 06, 2014		66,399,857
Equity (Deficit), Beginning Balance ( in shares) at Nov. 06, 2014	66,399,857
Increase (Decrease) in Equity [Roll Forward]
Exercise of stock options | Successor [Member]	$ 119	$ 0	0	119
Exercise of stock options (in shares) | Successor [Member]		14,188
Director's shares issued | Successor [Member]	23	$ 0	0	23
Director's shares issued (in shares) | Successor [Member]		1,370
Dividends declared | Successor [Member]	(15,276)	$ 0	(15,276)	0
Net income (loss) | Successor [Member]	(9,439)	0	(9,439)	0
Equity (Deficit), Ending Balance (Successor [Member]) at Dec. 31, 2014	648,536	$ 664	$ (24,715)	$ 672,587
Equity (Deficit), Ending Balance at Dec. 31, 2014	$ 648,536
Equity (Deficit), Ending Balance ( in shares) (Successor [Member]) at Dec. 31, 2014		66,415,415
Equity (Deficit), Ending Balance ( in shares) at Dec. 31, 2014	66,415,415